Property and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	2022	2021
Computers, equipment and software	$3,791	$2,968
Customer equipment	1,485	1,122
Furniture and fixtures	1,699	1,570
Leasehold improvements	3,772	3,769
Total property and equipment	10,747	9,429
Less accumulated amortization and depreciation	(8,103)	(6,818)
Total property and equipment, net	$2,644	$2,611